Fair Value Measurements - Changes in balances of Level 3 financial liabilities carried at fair value (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	$ (3,933)	$ (3,730)	$ (2,720)	$ (2,542)
Total realized/unrealized gains (losses) included in Net income	(296)	(283)	(919)	204
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	0	0
Purchases and issuances	(283)	(242)	(333)	(545)
Sales and settlements	304	322	242	163
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Financial liabilities, Ending Balance	(4,208)	(3,933)	(3,730)	(2,720)
Embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	(3,933)	(3,730)	(2,720)	(2,542)
Total realized/unrealized gains (losses) included in Net income	(296)	(283)	(919)	204
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	0	0
Purchases and issuances	(283)	(242)	(333)	(545)
Sales and settlements	304	322	242	163
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Financial liabilities, Ending Balance	$ (4,208)	$ (3,933)	$ (3,730)	$ (2,720)